Condensed Financial Information of the Parent Company - Schedule of Comprehensive income (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
General and administrative expenses		¥ (401,731)	$ (58,246)	¥ (518,245)	¥ (461,116)
Profits from operations
Other income, net		220,693	31,997	122,368	116,469
Net profit attributable to FinVolution Group's ordinary shareholders		2,266,382	328,596	2,508,947	1,972,700
Net profit attributable to ordinary shareholders		2,266,382		2,508,947	1,972,700
Parent Company [Member]
Operating expenses
General and administrative expenses		(20,027)	(2,904)	(18,617)	(20,720)
Profits from operations
Other income, net		(1,100)	(159)	1,502	2,158
Income from subsidiaries	[1]	2,287,509	331,658	2,526,062	1,991,262
Net profit attributable to FinVolution Group's ordinary shareholders		2,266,382	328,595	2,508,947	1,972,700
Net profit attributable to ordinary shareholders		¥ 2,266,382	$ 328,595	¥ 2,508,947	¥ 1,972,700

[1]	Income from subsidiaries includes income from the consolidated VIEs and their subsidiaries (including the consolidated trusts).